SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total	$ 15,786,972	$ 11,656,581
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	2,974,125	2,986,500
Thirty Five Percent OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	5,223,622	2,800,231
20% OID Senior Secured Convertible Note [Member]
Short-Term Debt [Line Items]
Total	5,360,625	3,641,250
Series B Preferred Convertible Stock [Member]
Short-Term Debt [Line Items]
Total	528,600	528,600
Non Convertible Notes [Member]
Short-Term Debt [Line Items]
Total	850,000	850,000
Other Warrants [Member]
Short-Term Debt [Line Items]
Total	$ 850,000	$ 850,000